Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Computation of The Basic and Diluted Earnings

The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2015		2016		2017
Net profit for the period attributable to equity holders of the parent	Ps.	35,054,772	Ps.	8,649,427	Ps.	29,325,921
Weighted average shares (in millions)		66,869		65,693		65,909

Earnings per share attributable to equity holders of the parent	Ps.	0.52	Ps.	0.13	Ps.	0.44